Schedule of fair value of investment properties by Exito and its subsidiaries (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Lease revenue	R$ 433	R$ 368
Operating expenses from investment properties that generate revenue	108	78
Operating expenses from investment properties that do not generate revenue	(103)	(165)
Net result generated by investment properties	R$ 222	R$ 125